FaceBank AG and Nexway - Assets Held For Sale	9 Months Ended
Sep. 30, 2020
Facebank Ag And Nexway - Assets Held For Sale
FaceBank AG and Nexway - Assets Held For Sale
7.	FaceBank AG and Nexway - Assets Held For Sale

Through its ownership in FaceBank AG, the Company had an equity investment of 62.3% in Nexway AG (“Nexway”), which it acquired on September 16, 2019. The equity investment in Nexway was a controlling financial interest and the Company consolidated its investment in Nexway under ASC 810, Consolidation.

On March 31, 2020, the Company relinquished 20% of the total Nexway shareholder votes associated with its investment, which reduced the Company’s voting interest in Nexway to 37.6%. As a result of the Company’s loss of control in Nexway, the Company deconsolidated Nexway as of March 31, 2020 as it no longer has a controlling financial interest.

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows (in thousands):

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	14,293
Less: fair value of shares owned by the Company	2,374
Loss on deconsolidation of Nexway	$11,919

The Company’s voting interest in Nexway was further diluted to 31.2% as a result of additional financing which the Company did not participate in.

During the quarter ended September 30, 2020, the Company sold 100% of its ownership interest in Facebank AG and its investment in Nexway to the former owners and recognized a gain on sale of its investment of approximately $7.6 million, which is included as a gain on the sale of assets, a component of other income (expense) on the accompanying condensed consolidated statement of operations.

The following table represents the net carrying value of the Company’s investment in Facebank AG and Nexway and the related gain on sale of its investment:

Investment in Nexway	$4,988
Financial assets at fair value	1,965
Goodwill	28,541
Total assets	35,494
Loan payable	56,140
Net carrying amount	(20,646)
Issuance of common stock to original owners of Facebank AG	12,395
Cash paid to former owners of Facebank AG	619
Gain on sale of investment in Facebank AG	$(7,631)